Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Other Accrued Liabilities	Other accrued liabilities consist of the following:
	March 31,
	2021	2022

Accrued expenses	$574	$1,645
Others	1,442	1,305
	$2,016	$2,950